Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses - Additional Information (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Aug. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss on property plant and equipment		$ 280,020,263
Impairment loss on investment property		742,389	$ 779,825
Total Reversal of impairment losses (impairment losses) recognized in profit or loss		280,762,652	779,825
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9		(10,047,000)	(4,783,072)	$ (7,937,817)
Impairment losses of other assets	$ (32,834,160)				$ (12,581,947)
Total		(10,047,000)	(4,783,072)	(7,937,817)
Generation
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss on property plant and equipment		280,020,263
Total Reversal of impairment losses (impairment losses) recognized in profit or loss		280,020,263
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9		(1,338,599)	(106,264)	55,494
Distribution
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9		(8,153,419)	(4,676,808)	$ (7,993,311)
Other
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss on investment property		742,389	779,825
Total Reversal of impairment losses (impairment losses) recognized in profit or loss		742,389	$ 779,825
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9		$ (554,982)